REVENUE - Concentration of Accounts Receivable (Details) - Accounts Receivable - Revenue Stream Concentration Risk	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Concentration of accounts receivable	100.00%	100.00%	100.00%
Commercial insurance
Disaggregation of Revenue [Line Items]
Concentration of accounts receivable	86.00%	84.00%	91.00%
Facility billing
Disaggregation of Revenue [Line Items]
Concentration of accounts receivable	9.00%	9.00%	2.00%
Other
Disaggregation of Revenue [Line Items]
Concentration of accounts receivable	5.00%	7.00%	7.00%